Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 1,548,768	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:SylviniteMember
#: 2
	700,636	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:SaltMember
#: 3
	2,671	Royalties	U.S	Federal Government	IPNM HB Solution Mine	ipi:MagnesiumChlorideMember
#: 4
	2,885,835	Royalties	U.S	Federal Government	IPNM East Mine	ipi:LangbeiniteMember	Underground Mining
#: 5
	22,465	Royalties	U.S	Federal Government	IPNM East Mine	ipi:SaltMember
#: 6
	111,687	Royalties	U.S	Federal Government	IPNM West Mine	ipi:SylviniteMember	Underground Mining
#: 7
	0	Royalties	U.S	Federal Government	ipi:MoabMineMember	ipi:SylviniteMember
#: 8
	185,281	Royalties	U.S	Federal Government	Wendover Mine	ipi:SylviniteMember
#: 9
	4,109	Royalties	U.S	Federal Government	Wendover Mine	ipi:SaltMember
#: 10
	$ 64,659	Royalties	U.S	Federal Government	Wendover Mine	ipi:MagnesiumChlorideMember